ORDINARY SHARES (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 25, 2019 shares	Sep. 30, 2018 USD ($) Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares	Aug. 14, 2020 shares	Dec. 31, 2019 shares
ORDINARY SHARES
Shares authorized (in shares)		1,000,000,000
Share capital autorized | $		$ 50
Ordinary shares Class A
ORDINARY SHARES
Shares authorized (in shares)			800,000,000	800,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.00005	$ 0.00005
Ordinary shares, outstanding			95,034,624	94,148,486
Ordinary shares Class B
ORDINARY SHARES
Shares authorized (in shares)			72,000,000	72,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.00005	$ 0.00005
Ordinary shares, outstanding			72,000,000	72,000,000
Ordinary Shares | Ordinary shares Class A
ORDINARY SHARES
Shares authorized (in shares)		800,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.00005
Shares issued	5,500,000	15,969,110
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units			886,138	1,128,084	1,745,136
Ordinary shares, outstanding			95,034,624	94,148,486	93,353,402		92,120,024
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares)		75,118,996
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of RMB19,134 (in shares)	5,500,000	15,969,110
Re-designation of Class A ordinary shares into Class B ordinary shares (Note 14) (in shares)		72,000,000
Number of votes entitled per ordinary share | Vote		1
Stock repurchased						1,997,620
Ordinary Shares | Ordinary shares Class B
ORDINARY SHARES
Shares authorized (in shares)		72,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.00005
Ordinary shares, outstanding			72,000,000	72,000,000	72,000,000		72,000,000
Number of votes entitled per ordinary share | Vote		15
Ordinary Shares | Ordinary shares Class C
ORDINARY SHARES
Shares authorized (in shares)		128,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.00005